DEBT (Details) ¥ in Millions, CAD in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2016 JPY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD	Dec. 31, 2015 CAD
CREDIT FACILITIES
Weighted average standby fee on unused portion (as a percent)	0.20%
Long-term debt			CAD 34,298	CAD 39,391
Committed credit facilities
CREDIT FACILITIES
Total Facilities			22,316	21,720
Draws			11,353
Available			10,963
Committed credit facilities | Enbridge Inc.
CREDIT FACILITIES
Total Facilities			8,130	6,988
Draws			5,153
Available			2,977
Committed credit facilities | Enbridge (U.S.) Inc.
CREDIT FACILITIES
Total Facilities			4,202	4,470
Draws			643
Available			3,559
Committed credit facilities | Enbridge Energy Partners, L.P.
CREDIT FACILITIES
Total Facilities			3,382	3,598
Draws			2,659
Available			723
Committed credit facilities | Enbridge Gas Distribution Inc.
CREDIT FACILITIES
Total Facilities			1,017	1,010
Draws			548
Available			469
Committed credit facilities | Enbridge Income Fund
CREDIT FACILITIES
Total Facilities			1,500	1,500
Draws			411
Available			1,089
Committed credit facilities | Enbridge Pipelines (Southern Lights) L.L.C.
CREDIT FACILITIES
Total Facilities			26	28
Available			26
Committed credit facilities | Enbridge Pipelines Inc
CREDIT FACILITIES
Total Facilities			3,000	3,000
Draws			1,321
Available			1,679
Committed credit facilities | Enbridge Southern Lights LP
CREDIT FACILITIES
Total Facilities			5	5
Available			5
Committed credit facilities | Midcoast Energy Partners, L.P.
CREDIT FACILITIES
Total Facilities			1,054	1,121
Draws			618
Available			436
Uncommitted demand credit facilities
CREDIT FACILITIES
Total Facilities			328	349
Available			81	185
Chinese Banks Extendible Credit Facility
CREDIT FACILITIES
Total Facilities | $		$ 650
Maturity period	3 years
Japanese Banks Extendible Credit Facility
CREDIT FACILITIES
Total Facilities	¥ 32,622	$ 318
Maturity period	3 years
Commercial paper and credit facility draws
CREDIT FACILITIES
Long-term debt			CAD 9,127	CAD 11,344